UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [  ]; Amendment Number: _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mason Capital Management, LLC
Address:  110 East 59th Street, 10th Floor
          New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Grizzetti
Title:    Chief Financial Officer
Phone:    (212) 771-1232

Signature, Place, and Date of Signing:

     /s/ John Grizzetti              New York, New York        August 14, 2003
------------------------------     ----------------------     -----------------
         [Signature]                   [City, State]               [Date]

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

----------
* Reports Holdings for which confidential treatment is required.


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------

Form 13F Information Table Entry Total:       20
                                         -------------

Form 13F Information Table Value Total:     $97,204
                                         -------------
                                          (thousands)

Information for which Mason Capital Management, LLC has requested confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                   FORM 13F INFORMATION TABLE

     COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
------------------   --------------   --------   --------   ---------------------   ----------   ---------   ------------------
                                                  VALUE     SHRS OR          PUT/   INVESTMENT    [OTHER
  NAME OF ISSUER     TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  SH/PRN  CALL   DISCRETION   MANAGERS]   SOLE  SHARED  NONE
  --------------     --------------    -----     --------   -------  ------  ----   ----------   ---------   ----  ------  ----
ALTRIA GROUP INC      COMMON STOCK   02209S103    29,871    657,378                    SOLE                   X
CMN
-------------------------------------------------------------------------------------------------------------------------------
AMR CORP (DEL)        COMMON STOCK   001765106     2,200    200,000                    SOLE                   X
CMN
-------------------------------------------------------------------------------------------------------------------------------
ASHANTI GOLDFIELDS    COMMON STOCK   043743202     3,972    498,400                    SOLE                   X
LTD SPON ADR
-------------------------------------------------------------------------------------------------------------------------------
CARMIKE CINEMAS INC   COMMON STOCK   143436400     3,123    138,084                    SOLE                   X
CMN
-------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY          COMMON STOCK   25179M103     7,483    140,127                    SOLE                   X
CORPORATION (NEW)
-------------------------------------------------------------------------------------------------------------------------------
DREYERS GRAND ICE     COMMON STOCK   261878102     8,849    112,531                    SOLE                   X
CREAM HL INCCMN
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATIONAL     COMMON STOCK   31620P109     5,214    200,000                    SOLE                   X
SOLTNS INC CMN
-------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE      COMMON STOCK   36866W106     3,006    600,000                    SOLE                   X
INTERNATIONAL CMN
-------------------------------------------------------------------------------------------------------------------------------
HARTFORD FINANCIAL    COMMON STOCK   416515104     5,036    100,000                    SOLE                   X
SRVCS GROUP CMN
-------------------------------------------------------------------------------------------------------------------------------
JO-ANN STORES INC     COMMON STOCK   47758P208     9,936    448,600                    SOLE                                 X
CL-B
-------------------------------------------------------------------------------------------------------------------------------
KAMAN CORP CL-A       COMMON STOCK   483548103     1,264    110,700                    SOLE                   X
CMN CLASS A
-------------------------------------------------------------------------------------------------------------------------------


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-------------------------------------------------------------------------------------------------------------------------------
KNIGHTSBRIDGE         COMMON STOCK   G5299G106     1,149    121,400                    SOLE                   X
TANKERS, LTD.
-------------------------------------------------------------------------------------------------------------------------------
LOEWS CORPORATION     COMMON STOCK   540424207     5,846    216,500                    SOLE                   X
CMNCAROLINA GROUP
STOCK
-------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP           COMMON STOCK   604675108     1,160    400,000                    SOLE                   X
CMN
-------------------------------------------------------------------------------------------------------------------------------
TERRA NETWORKS SA     COMMON STOCK   88100W103     1,800    300,000                    SOLE                   X
AMERICAN
DEPOSITARY SHARES
-------------------------------------------------------------------------------------------------------------------------------
VERIDIAN              COMMON STOCK   92342R203     2,617     75,000                    SOLE                   X
CORPORATION
CMN
-------------------------------------------------------------------------------------------------------------------------------
WARNACO GROUP INC.    COMMON STOCK   934390402     2,686    200,000                    SOLE                   X
CMN
-------------------------------------------------------------------------------------------------------------------------------
CALL/MO(MOLJ) @ 50    COMMON STOCK   02209S9LJ     1,275     10,000          CALL                                           X
EXP 12/20/2003
-------------------------------------------------------------------------------------------------------------------------------
PUT/FNM(LFNMI) @ 45   COMMON STOCK   3135879MI       604      8,050          PUT                                            X
EXP 01/17/2004
-------------------------------------------------------------------------------------------------------------------------------
PUT/LYO(LYOUB) @ 10   COMMON STOCK   5520789UB       113      4,100          PUT                                            X
EXP 09/20/2003
-------------------------------------------------------------------------------------------------------------------------------


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